Fair value estimation (Tables)	6 Months Ended
Jun. 30, 2024
Fair value estimation
Summary of fair value of financial instruments

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2023
Assets:
Financial assets at fair value through profit or loss	—	—	104,952	104,952
Financial assets at fair value through other comprehensive income	104,970	—	—	104,970
Liabilities:
Convertible bonds	—	—	272,684	272,684
As at June 30,2024
Assets:
Financial assets at fair value through profit or loss	—	—	40,513	40,513
Financial assets at fair value through other comprehensive income	60,880	—	114,024	174,904
Liabilities:
Convertible bonds	—	—	251,942	251,942